Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Fair value hedges [member] £ in Millions	Dec. 31, 2020 GBP (£) Hedges	Dec. 31, 2019 GBP (£) Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	62,919	62,938
Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	55,093	55,691
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
For number of hedges | Hedges	586	876
The average rate % of the hedging instruments across the relationships is:	1.20%	1.60%
Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,826	7,247
Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
For number of hedges | Hedges	70	82
The average rate % of the hedging instruments across the relationships is:	0.52%	0.80%
2020 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	55,093
2020 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,826
2021 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	51,499
2021 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,020
2022 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	44,596
2022 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,368
2023 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	37,615
2023 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,524
2024 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	30,174
2024 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	4,525
2025 [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	26,054
2025 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,536
2026 and Later [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	23,859
2026 and Later [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	2,910